Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	$ 6,006		$ 3,994		$ 2,743
Line of Credit | Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross	1,150	[1]	940	[1]
Long-term Debt, Fair Value	1,150	[1],[2]	940	[1],[2],[3]
Debt Instrument, Interest Rate at Period End (in hundredths)	2.02%		2.57%	[4]
Subordinated Debt
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	(49)		(51)		(63)
Subordinated Debt | Senior Notes Due 2017
Debt Instrument [Line Items]
Long-term Debt, Gross	41		41		250
Long-term Debt, Fair Value	45	[2]	46	[2],[3]	288	[3]
Debt Instrument, Interest Rate at Period End (in hundredths)			12.73%	[4]	12.73%	[4]
Subordinated Debt | Senior Notes Due 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	14		14		256
Long-term Debt, Fair Value	15	[2]	16	[2],[3]	279	[3]
Debt Instrument, Interest Rate at Period End (in hundredths)			10.25%	[4]	10.25%	[4]
Subordinated Debt | Senior Notes Due May 2019
Debt Instrument [Line Items]
Long-term Debt, Gross	750		750
Long-term Debt, Fair Value	738	[2]	742	[2],[3]
Debt Instrument, Interest Rate at Period End (in hundredths)			6.62%	[4]
Subordinated Debt | Senior Notes Due November 2019
Debt Instrument [Line Items]
Long-term Debt, Gross	1,800
Long-term Debt, Fair Value	1,753	[2]
Subordinated Debt | Senior Notes Due 2020
Debt Instrument [Line Items]
Long-term Debt, Gross	1,300		1,300		1,300
Long-term Debt, Fair Value	1,401	[2]	1,406	[2],[3]	1,396	[3]
Debt Instrument, Interest Rate at Period End (in hundredths)			9.00%	[4]	9.00%	[4]
Subordinated Debt | Senior Notes Due 2021
Debt Instrument [Line Items]
Long-term Debt, Gross	1,000		1,000		1,000
Long-term Debt, Fair Value	1,043	[2]	1,036	[2],[3]	1,021	[3]
Debt Instrument, Interest Rate at Period End (in hundredths)			8.00%	[4]	8.00%	[4]
Less Current Maturities
Debt Instrument [Line Items]
Less current maturities
Total Debt Less Current Maturities
Debt Instrument [Line Items]
Long-term Debt	6,055		4,045		2,806
Long-term Debt, Fair Value	$ 6,145	[2]	$ 4,186	[2],[3]	$ 2,984	[3]

[1]	Variable interest rates of 2.02% and 2.57% at June 30, 2012, and December 31, 2011, respectively.
[2]	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions, which are characteristic of Level 2 fair value measurement inputs.
[3]	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.
[4]	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.